UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2013

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 30.3%
ANZ National International Ltd.
0.230%, 07/27/12	$505	$505
0.410%, 10/03/12	2,000	1,996
ASB Finance
0.480%, 09/27/12	470	469
Australia & New Zealand Banking Group
0.557%, 06/22/12	2,135	2,133
BNZ International Funding
0.650%, 05/16/12	1,250	1,250
0.240%, 07/06/12	1,000	1,000
0.500%, 08/08/12	380	380
0.520%, 08/16/12	2,000	1,997
Coca-Cola
0.140%, 05/04/12	600	600
0.140%, 05/15/12	1,000	1,000
0.130%, 05/17/12	2,000	2,000
0.180%, 07/18/12	2,720	2,719
Commonwealth Bank of Australia
0.600%, 06/06/12	3,000	2,998
0.491%, 07/12/12	1,000	999
Fairway Finance LLC
0.200%, 06/18/12	2,049	2,048
FCAR Owner Trust
0.290%, 06/04/12 to 07/02/12	2,175	2,174
0.550%, 07/02/12	5,000	4,995
0.470%, 08/01/12	1,000	999
0.450%, 10/01/12	3,000	2,994
General Electric
0.160%, 06/27/12	3,000	2,999
Gotham Funding
0.260%, 05/30/12	1,970	1,970
0.280%, 07/02/12	3,200	3,198
Johnson & Johnson
0.150%, 07/23/12	250	250
0.130%, 07/30/12	2,270	2,269
Manhattan Asset Funding LLC
0.200%, 05/10/12	2,500	2,500
Market Street Funding LLC
0.160%, 05/22/12	1,455	1,455
0.220%, 07/12/12	425	425
MetLife Short-Term Funding LLC
0.340%, 05/14/12	1,300	1,300
0.260%, 05/29/12	840	840
0.240%, 06/11/12	950	950
0.230%, 07/09/12	1,370	1,369
Nestle Finance International
0.200%, 08/28/12	1,000	999
0.310%, 12/17/12	1,775	1,772
Procter & Gamble
0.120%, 05/17/12	850	850
Salisbury Receivables LLC
0.200%, 05/16/12	1,300	1,300
Sheffield Receivables
0.220%, 05/10/12	2,700	2,700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.290%, 07/25/12 to 07/27/12	$3,265	$3,262
Surrey Funding
0.340%, 06/14/12	3,295	3,294
Toyota Credit Canada
0.200%, 07/25/12	340	340
Toyota Motor Credit
0.200%, 05/25/12	3,000	3,000
Victory Receivables
0.270%, 06/07/12	2,300	2,299
Westpac Banking
0.481%, 07/12/12	3,000	2,997
Westpac Securities
0.521%, 07/24/12	2,750	2,747
0.510%, 08/08/12	1,000	999
0.500%, 08/23/12 to 08/27/12	1,500	1,497
0.430%, 10/01/12	1,545	1,542
Working Capital Management
0.230%, 05/03/12	2,935	2,935
0.250%, 05/08/12	1,220	1,220

Total Commercial Paper (Cost $86,534) ($ Thousands)		86,534

CERTIFICATES OF DEPOSIT — 24.3%
Bank of Montreal Chicago
0.160%, 05/24/12	3,635	3,635
Bank of Nova Scotia
0.290%, 05/15/12 (A)	2,000	2,000
0.289%, 05/17/12 (A)	2,825	2,825
0.290%, 05/18/12 (A)	1,500	1,500
0.420%, 07/09/12	2,800	2,800
0.766%, 07/18/12 (A)	275	276
0.320%, 10/18/12	1,500	1,500
Bank of Tokyo-Mitsubishi UFJ NY
0.370%, 05/24/12	3,000	3,000
0.370%, 05/29/12	3,000	3,000
0.370%, 06/11/12	2,000	2,000
Branch Banking & Trust
0.180%, 07/23/12	1,455	1,455
Chase Bank USA
0.180%, 07/23/12	1,410	1,410
Credit Suisse NY
0.310%, 06/19/12	2,700	2,700
0.320%, 06/20/12	2,700	2,700
DnB Bank
0.380%, 06/14/12	1,500	1,500
0.400%, 06/18/12	1,000	1,000
0.380%, 07/02/12	2,000	2,000
National Australia Bank
0.289%, 05/29/12 (A)	1,000	1,000
0.400%, 07/16/12	1,000	1,000
0.400%, 07/18/12	4,000	4,000
0.380%, 07/18/12	1,700	1,700
Nordea Bank Finland PLC
0.410%, 05/21/12	850	850
0.300%, 06/01/12	1,300	1,300
0.350%, 06/13/12	700	700

1	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.380%, 06/25/12	$3,000	$3,000
0.380%, 07/02/12	1,625	1,625
0.620%, 07/25/12	1,475	1,476
Sumitomo Mitsui Banking
0.370%, 05/15/12	1,000	1,000
0.370%, 06/01/12	370	370
0.360%, 06/12/12	3,100	3,100
0.360%, 06/26/12	2,000	2,000
0.360%, 07/11/12	2,700	2,700
Svenska Handelsbanken NY
0.585%, 08/17/12	1,550	1,550
0.580%, 08/24/12	3,000	3,000
Westpac Banking
0.500%, 06/27/12	3,600	3,600

Total Certificates of Deposit (Cost $69,272) ($ Thousands)		69,272

MUNICIPAL BONDS (A) — 7.1%

California — 1.8%
California State, Sub-Ser A, GO
0.240%, 05/02/12	1,050	1,050
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.160%, 05/03/12	225	225
East Bay, Municipal Utility District, Ser A-2, RB
0.230%, 05/02/12	385	385
Metropolitan Water District of Southern California, Ser A-2, RB
0.210%, 05/03/12	2,240	2,240
Southern California, Metropolitan Water District, Ser B-4, RB
0.190%, 05/02/12	1,300	1,300

		5,200

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.190%, 05/02/12	395	395

Connecticut — 0.4%
Connecticut State, Housing & Finance Authority, Ser D-3, RB
0.280%, 05/03/12	570	570
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.180%, 05/03/12	670	670

		1,240

Illinois — 0.5%
Illinois State, Toll Highway Authority, Ser Senior A-1A, RB
0.470%, 05/03/12	1,375	1,375

Iowa — 0.5%
Iowa State, Finance Authority, Ser C, RB
0.190%, 05/03/12	1,355	1,355

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Ser G, RB
0.190%, 05/03/12	$70	$70

		1,425

Massachusetts — 0.1%
Simmons College, RB
0.210%, 05/03/12	235	235

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.190%, 05/02/12	1,165	1,165

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.250%, 05/02/12	260	260

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.210%, 05/02/12 (A)	190	190

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.190%, 05/03/12	300	300

New York — 0.1%
New York State, Dormitory Authority, Ser B, RB
0.190%, 05/02/12	305	305

Texas — 2.1%
JPMorgan Chase Putters, RB
0.250%, 05/01/12	515	515
JPMorgan Chase Putters, Ser 3953, RB
0.200%, 05/01/12	2,085	2,085
Texas State, GO
0.200%, 05/01/12	100	100
0.190%, 05/01/12	375	375
0.240%, 05/02/12	340	340
Texas State, Ser A, GO
0.190%, 05/01/12	485	485
Texas State, Ser A-2, GO
0.180%, 05/02/12	1,000	1,000
Texas State, Ser B, GO
0.230%, 05/03/12	375	375
Texas State, Ser B2, GO
0.240%, 05/02/12	100	100
Texas State, Ser I, GO
0.240%, 05/02/12	195	195
University of Texas System, Ser B, RB
0.180%, 05/03/12	540	540

		6,110

2	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington — 0.2%
Washington, Health Care Facilities Authority, Ser C-R, RB
0.180%, 05/02/12	$460	$460

Wisconsin — 0.6%
Wisconsin, Health & Educational Facilities Authority, Ser B, RB
0.210%, 05/02/12	170	170
Wisconsin State, Health & Educational Facilities Authority, RB
0.210%, 05/02/12	800	800
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.900%, 05/02/12	600	600

		1,570

Total Municipal Bonds (Cost $20,230) ($ Thousands)		20,230

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
FFCB
0.261%, 05/10/12 (A)	1,000	1,000
FFCB DN
6.380%, 07/05/12 (B)	1,000	1,000
FHLB
0.240%, 05/10/12 (A)	975	974
FHLMC
0.450%, 05/01/12 (A)	2,780	2,779
FNMA
0.390%, 05/01/12 (A)	894	894
0.380%, 05/01/12 (A)	500	500
FNMA, Ser 1
0.270%, 05/20/12 (A)	1,000	1,000
0.400%, 05/01/12 (A)	1,000	1,000

Total U.S. Government Agency Obligations (Cost $9,147) ($ Thousands)		9,147

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Notes
4.625%, 07/31/12	1,685	1,704
1.375%, 09/15/12 to 01/15/13	3,490	3,516
3.875%, 10/31/12	750	764
0.500%, 11/30/12	550	551
1.125%, 12/15/12	625	629

Total U.S. Treasury Obligations (Cost $7,164) ($ Thousands)		7,164

TIME DEPOSIT — 1.7%
Royal Bank of Canada
0.180%, 05/01/12	5,000	5,000

Total Time Deposit (Cost $5,000) ($ Thousands)		5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 0.6%
Commonwealth Bank of Australia
2.750%, 10/15/12	$430	$435
0.290%, 05/18/12 (A)	1,075	1,075
Shell International Finance
0.824%, 06/22/12 (A)	90	90

Total Corporate Obligations (Cost $1,600) ($ Thousands)		1,600

REPURCHASE AGREEMENTS (D) — 30.6%
Citibank
0.200%, dated 04/30/12, to be repurchased on 05/01/12,repurchase price $17,000,094 (collateralized by GNMA, par value $23,754,596, 4.000%, 01/20/40,with total market value $17,340,097)	17,000	17,000
JPMorgan Chase
0.260%, dated 04/24/12, to be repurchased on 05/01/12,repurchase price $1,445,073 (collateralized by Daimler Financial North America, ranging in par value $405,000-$1,115,000, 1.083%- 1.799%, 07/11/13-03/28/14, with total market value $1,517,574)	1,445	1,445
JPMorgan Chase
0.310%, dated 04/30/12, to be repurchased on 05/01/12,repurchase price $4,570,039 (collateralized by AGL Capital, par value $4,685,000, 3.500%, 09/15/21, with total market value $4,801,323)	4,570	4,570
JPMorgan Chase
0.200%, dated 04/30/12, to be repurchased on 05/01/12,repurchase price $17,000,094 (collateralized by various FHLMC obligations, ranging in par value $38,645,000-$43,382,207, 2.196%-5.411%, 01/01/37- 07/01/37, with total market value $17,340,477)	17,000	17,000
RBC Capital
0.220%, dated 04/26/12, to be repurchased on 05/03/12,repurchase price $2,440,104 (collateralized by White Point Funding, par value $2,525,938, 0.000%, 05/30/12, with total market value $2,513,308)	2,440	2,440

3	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital
0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $17,000,094 (collateralized by GNMA, par value $20,389,856, 5.000%, 08/20/40, with total market value $17,340,097)	$17,000	$17,000
UBS
0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $7,236,040 (collateralized by FNMA, par value $7,369,646, 4.000%, 01/01/41, with total market value $7,380,721)	7,236	7,236
Wells Fargo
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $3,800,027 (collateralized by various corporate obligations*‡, ranging in par value $13,655-$2,410,000, 1.950%- 6.200%, 08/15/12-11/01/17, with total market value $3,990,030)	3,800	3,800
Wells Fargo
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $17,000,099 (collateralized by various FHLMC/GNMA obligations, ranging in par value $7,378,986- $9,241,480, 2.120%-3.500%, 04/01/42-04/15/42, with total market value $17,340,101)	17,000	17,000

Total Repurchase Agreements (Cost $87,491) ($ Thousands)		87,491

Total Investments — 100.3% (Cost $286,438) ($ Thousands) †		$286,438

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Wells Fargo	Panhandle Eastern Pipe
	Line Company LP	6.200%	11/01/17	$1,275
	Duke Realty	5.875	08/15/12	2,410
	Verizon Communication	1.950	03/28/14	14

Percentages	are based on Net Assets of $285,493 ($Thousands).

‡	Securities are FDIC guaranteed.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.
(C)	Securities are held in connection with a letter o credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP— Limited Partnership

Ltd.— Limited

NY— New York

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Government Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 25.5%
U.S. Treasury Notes
4.750%, 05/31/12	$14,500	$14,555
1.500%, 07/15/12	31,000	31,090
4.625%, 07/31/12	16,500	16,685
0.625%, 07/31/12	19,500	19,526
1.375%, 09/15/12 to 01/15/13	100,800	101,394
0.375%, 09/30/12	10,000	10,011
3.875%, 10/31/12	10,000	10,184
4.000%, 11/15/12	19,000	19,396
3.375%, 11/30/12	18,000	18,333
0.500%, 11/30/12	59,000	59,112
1.125%, 12/15/12	21,000	21,124

Total U.S. Treasury Obligations (Cost $321,410) ($ Thousands)		321,410

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.9%
FFCB (A)
0.341%, 05/01/12	1,496	1,497
0.330%, 05/01/12	6,000	6,000
0.300%, 05/01/12	1,160	1,161
0.270%, 05/01/12	8,000	8,000
0.240%, 05/01/12	8,500	8,499
0.261%, 05/05/12 to 05/10/12	6,830	6,829
0.477%, 05/07/12	3,000	3,000
0.260%, 05/12/12 to 05/13/12	1,195	1,195
0.250%, 05/13/12	8,848	8,850
0.270%, 05/20/12	1,000	1,000
0.210%, 05/24/12	125	125
0.169%, 05/26/12	3,000	3,000
0.429%, 05/27/12	125	125
0.179%, 05/27/12	12,000	11,997
0.189%, 05/29/12 to 05/29/12	2,115	2,115
FFCB, Ser 1 (A)
0.384%, 06/22/12	2,000	2,000
0.411%, 07/25/12	1,470	1,470
FFCB, Ser 2
0.239%, 05/28/12 (A)	200	200
FHLB DN (B)
0.080%, 05/09/12	1,000	1,000
0.100%, 06/22/12	1,250	1,250
FHLB
0.370%, 05/01/12 (A)	1,000	1,000
0.300%, 05/01/12 (A)	100	100
0.254%, 05/10/12 (A)	11,925	11,918
0.189%, 05/26/12 (A)	12,500	12,498
0.200%, 11/19/12 to 11/29/12	7,600	7,603
1.625%, 11/21/12	325	328
FHLB, Ser 1
0.189%, 05/25/12 (A)	2,000	2,000
FHLMC DN (B)
0.080%, 05/07/12	7,000	7,000
0.180%, 10/03/12	825	824
FHLMC (A)
0.430%, 05/01/12	2,001	2,006
0.270%, 05/01/12	723	723

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.191%, 05/03/12 to 05/04/12	$14,500	$14,494
0.201%, 05/10/12	4,790	4,790
0.200%, 05/21/12	4,255	4,253
FHLMC MTN
0.181%, 05/02/12 (A)	8,000	7,999
FNMA DN
0.080%, 05/02/12 (B)	1,500	1,500
FNMA (A)
0.370%, 05/01/12	5,000	4,998
0.360%, 05/01/12	1,700	1,700
0.211%, 05/08/12	19,543	19,534
0.405%, 05/17/12	78	78
0.270%, 05/20/12	4,000	3,999
FNMA, Ser 1
0.400%, 05/01/12 (A)	5,850	5,849
0.360%, 05/01/12 (A)	435	435
4.750%, 11/19/12	2,708	2,777

Total U.S. Government Agency Obligations (Cost $187,719) ($ Thousands)		187,719

REPURCHASE AGREEMENTS (D) — 60.4%
Barclays Capital
0.180%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $100,000,500 (collateralized by U.S. Treasury Bonds, par value $67,971,100, 2.375%, 01/15/27, with total market value $102,000,11)	100,000	100,000
BNP Paribas
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $16,460,96 (collateralized by GNMA obligations, par value $17,422,144, 5.500%, 10/15/40, with total market value $16,789,200)	16,460	16,460
BNP Paribas
0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $130,000,722 (collateralized by various REFC obligations, ranging in par value $65,807,000-$171,465,000, 8.625%-8.875%, 01/15/30- 04/15/30, with total market value $132,600,103)	130,000	130,000
Credit Suisse
0.140%, dated 03/22/12, to be repurchased on 05/22/12, repurchase price $20,004,744 (collateralized by U.S. Treasury Notes, par value $19,620,000, 1.500%, 06/30/16, with total market value $20,402,961) (C)	20,000	20,000

1	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Government Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Credit Suisse
0.160%, dated 04/19/12, to be repurchased on 07/18/12, repurchase price $22,008,800 (collateralized by various RFCO obligations, ranging in par value $500,000-$40,520,000, 0.000%, 10/15/28-04/15/30, with total market value $22,441,343) (C)	$22,000	$22,000
Deutsche Bank
0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $130,000,722 (collateralized by FHLB obligations, par value $132,602,000, 0.000%, 05/10/12, with total market value $132,600,674)	130,000	130,000
Goldman Sachs
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $26,340,154 (collateralized by Citibank‡, par value $26,706,249, 1.750%, 12/28/12, with total market value $27,130,359)	26,340	26,340
Goldman Sachs
0.180%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $130,000,650 (collateralized by various FHLB obligations, ranging in par value $21,250,000-$111,2855,000, 0.210%-0.280%, 12/21/12- 08/15/13, with total market value $132,603,543)	130,000	130,000
UBS
0.180%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $14,021,070 (collateralized by U.S. Treasury Notes, par value $14,265,800, 0.875%, 04/30/17, with total market value $14,301,465)	14,021	14,021
UBS
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $22,390,131 (collateralized by various Corporate obligations*‡, ranging in par value $576,924- $5,000,000, 0.2465%-2.875%, 06/08/12-11/15/12, with total market value $23,061,701)	22,390	22,390

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.190%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $150,000,792 (collateralized by various FHLB obligations, ranging in par value $75,780,000-$77,233,000, 0.000%-0.000%, 05/01/12- 07/20/12, with total market value $153,000,875)	$150,000	$150,000

Total Repurchase Agreements (Cost $761,211) ($ Thousands)		761,211

Total Investments — 100.8% (Cost $1,270,340) ($ Thousands) †		$1,270,340

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
UBS	Citi Bank	0.503%	11/15/12	$3,425
	Citigroup Funding	0.334	07/12/12	3,300
	GE Capital	2.000	09/28/12	4,500
	GE Capital	0.247	09/21/12	2,635
	GE Capital	0.552	06/18/12	5,000
	John Deere	2.875	06/19/12	3,503
	Morgan Stanley	1.950	06/20/12	577

Percentages are based on Net Assets of $1,260,090 ($ Thousands).

‡	Securities are FDIC guaranteed.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities considered illiquid. The total value of such securities as of April 30, 2012 was $42,000 ($ Thousands) and represented 3.3% of Net Assets.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

REFC — Rural Electrification Financing Corporation

RFCO — Resolution Funding Corporation

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Government Fund

April 30, 2012

As of April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Government II Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 75.5%
FFCB DN
0.150%, 07/05/12 (A)	$8,000	$7,998
FFCB (B)
0.500%, 05/01/12	2,000	2,000
0.341%, 05/01/12	3,754	3,756
0.330%, 05/01/12	20,500	20,500
0.300%, 05/01/12	3,240	3,242
0.270%, 05/01/12	11,000	11,000
0.240%, 05/01/12	8,000	7,999
0.211%, 05/01/12	7,000	6,998
0.261%, 05/05/12 to 05/10/12	15,040	15,038
0.477%, 05/07/12	13,000	12,999
0.260%, 05/12/12 to 05/13/12	9,436	9,437
0.250%, 05/13/12	775	775
0.220%, 05/16/12	4,220	4,221
0.230%, 05/19/12	1,100	1,100
0.270%, 05/20/12	2,505	2,506
0.210%, 05/24/12	180	180
0.169%, 05/26/12	5,000	4,999
0.429%, 05/27/12	150	150
0.239%, 05/27/12	2,000	2,000
0.179%, 05/27/12	14,000	13,997
0.229%, 05/28/12	13,000	13,000
0.189%, 05/29/12	7,170	7,169
FFCB, Ser 1 (B)
0.169%, 05/27/12	14,000	13,999
0.384%, 06/22/12	5,000	5,000
0.411%, 07/25/12	1,848	1,848
FFCB, Ser 2 (B)
0.239%, 05/28/12	300	300
FHLB
0.300%, 05/01/12 (B)	4,700	4,700
0.190%, 05/13/12 (B)	7,000	6,999
0.190%, 05/23/12 (B)	2,750	2,750
0.189%, 05/26/12 (B)	9,000	8,999
0.200%, 11/19/12 to 11/29/12	9,000	9,003
1.625%, 11/21/12	375	378
0.240%, 11/08/13 (B)	11,390	11,383
FHLB DN (A)
0.088%, 05/02/12	38,907	38,907
0.081%, 05/04/12 to 05/16/12	204,093	204,091
0.100%, 05/07/12	425	425
2.730%, 05/09/12	67,771	67,770
0.100%, 05/11/12 to 05/15/12	112,010	112,007
0.600%, 05/22/12	14,000	14,000
0.108%, 05/23/12	64,010	64,006
0.060%, 05/29/12	19,000	18,999
0.057%, 05/30/12	28,460	28,459
0.085%, 06/06/12	10,695	10,694
0.110%, 06/15/12	63,150	63,141
0.115%, 07/11/12	4,300	4,299
0.105%, 07/13/12	3,040	3,039
0.160%, 11/13/12	8,040	8,033
FHLB, Ser 1 (B)
0.189%, 05/25/12	3,700	3,700
Tennessee Valley Authority
6.790%, 05/23/12	1,775	1,782

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee Valley Authority DN
0.090%, 05/31/12 (A)	$37,810	$37,807

Total U.S. Government Agency Obligations (Cost $897,582) ($ Thousands)		897,582

U.S. TREASURY OBLIGATIONS — 25.3%
U.S. Treasury Bills (A)
0.043%, 05/03/12	60,445	60,445
U.S. Treasury Notes
1.375%, 05/15/12 to 01/15/13	74,000	74,386
4.750%, 05/31/12	4,000	4,015
1.500%, 07/15/12	29,000	29,084
4.625%, 07/31/12	6,000	6,068
0.625%, 07/31/12	9,000	9,012
1.750%, 08/15/12	7,000	7,033
4.125%, 08/31/12	15,000	15,201
0.375%, 09/30/12 to 10/31/12	12,200	12,214
3.875%, 10/31/12	17,750	18,082
4.000%, 11/15/12	15,500	15,824
3.375%, 11/30/12	14,000	14,260
0.500%, 11/30/12	22,500	22,542
1.125%, 12/15/12	12,000	12,071

Total U.S. Treasury Obligations (Cost $300,237) ($ Thousands)		300,237

Total Investments — 100.8% (Cost $1,197,819) ($ Thousands) †		$1,197,819

Percentages are based on Net Assets of $1,187,733 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase. (B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 37.7%
ANZ National International Ltd.
0.300%, 07/23/12	$1,525	$1,524
0.230%, 07/27/12	7,210	7,206
0.410%, 10/03/12	26,000	25,954
ASB Finance
0.480%, 09/27/12	6,900	6,886
Australia & New Zealand Banking Group
0.557%, 06/22/12	27,750	27,728
BHP Billiton Finance USA
0.130%, 05/01/12	13,000	13,000
BNZ International Funding
0.650%, 05/16/12	14,500	14,496
0.612%, 07/05/12	26,000	25,971
0.240%, 07/06/12	16,000	15,993
0.592%, 07/12/12	24,000	23,972
0.540%, 07/27/12	16,820	16,798
0.500%, 08/08/12	15,190	15,169
Chariot Funding LLC
0.190%, 06/11/12	45,000	44,990
0.321%, 07/05/12	8,000	7,995
Coca-Cola
0.140%, 05/04/12	7,000	7,000
0.140%, 05/15/12	16,000	15,999
0.130%, 05/16/12 to 05/17/12	70,088	70,084
0.160%, 06/04/12	10,000	9,999
0.160%, 07/05/12	3,100	3,099
0.180%, 07/18/12	24,560	24,550
Commonwealth Bank of Australia
0.602%, 06/06/12	31,000	30,981
0.491%, 07/12/12	15,000	14,985
Fairway Finance LLC
0.210%, 05/02/12	17,000	17,000
0.200%, 06/18/12	30,350	30,342
0.300%, 07/09/12	11,900	11,893
0.300%, 07/10/12	15,000	14,991
FCAR Owner Trust
0.270%, 05/01/12	2,200	2,200
0.300%, 06/01/12	4,300	4,299
0.290%, 06/04/12 to 07/02/12	57,215	57,188
0.550%, 07/02/12	39,000	38,963
0.290%, 07/03/12	8,745	8,741
0.470%, 08/01/12	18,000	17,978
0.500%, 09/04/12	3,000	2,995
0.450%, 10/01/12	40,000	39,924
General Electric
0.160%, 06/27/12	41,000	40,990
Gotham Funding
0.260%, 05/30/12	25,990	25,985
0.280%, 07/02/12	53,535	53,509
0.280%, 07/16/12	21,000	20,988
Johnson & Johnson
0.150%, 07/23/12	3,350	3,349
0.130%, 07/30/12	37,025	37,013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jupiter Securitization LLC
0.321%, 07/05/12	$8,000	$7,995
Manhattan Asset Funding LLC
0.200%, 05/10/12	59,500	59,497
Market Street Funding LLC
0.160%, 05/22/12	22,440	22,438
0.210%, 06/15/12	9,740	9,737
0.220%, 07/12/12	6,527	6,524
MetLife Short-Term Funding LLC
0.330%, 05/07/12	10,000	9,999
0.340%, 05/14/12	19,100	19,098
0.260%, 05/29/12	12,000	11,998
0.230%, 07/09/12	18,100	18,092
Nestle Finance International
0.160%, 07/23/12	30,205	30,194
0.200%, 08/28/12	20,000	19,987
0.310%, 12/17/12	23,490	23,444
Old Line Funding LLC
0.260%, 05/14/12	45,500	45,496
0.320%, 07/17/12	5,980	5,976
Procter & Gamble
0.120%, 05/17/12	12,000	11,999
Prudential PLC
0.451%, 07/02/12	15,000	14,988
Salisbury Receivables LLC
0.200%, 05/16/12	18,460	18,458
Sheffield Receivables
0.290%, 07/24/12	13,995	13,986
0.290%, 07/25/12 to 07/27/12	50,140	50,105
0.290%, 07/26/12	28,980	28,960
Surrey Funding
0.340%, 06/14/12	47,205	47,185
0.300%, 06/26/12	39,000	38,982
0.350%, 07/17/12	1,280	1,279
Toyota Credit Canada
0.200%, 07/03/12	21,000	20,993
0.200%, 07/25/12	5,170	5,168
Toyota Motor Credit
0.200%, 05/25/12	33,000	32,996
Westpac Banking
0.491%, 07/10/12	42,000	41,960
0.481%, 07/12/12	39,000	38,963
Westpac Securities
0.521%, 07/24/12	26,850	26,817
0.461%, 09/06/12	20,698	20,666
0.430%, 10/01/12	13,795	13,770
Working Capital Management
0.230%, 05/03/12	47,881	47,880
0.250%, 05/08/12	16,180	16,179

Total Commercial Paper (Cost $1,634,536) ($ Thousands)		1,634,536

CERTIFICATES OF DEPOSIT — 24.0%
Bank of Montreal Chicago
0.160%, 05/24/12	56,100	56,100

1	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of Nova Scotia
0.290%, 05/15/12 (A)	$41,000	$41,000
0.289%, 05/17/12 (A)	40,620	40,620
0.290%, 05/18/12 (A)	22,650	22,650
0.420%, 07/09/12	37,000	37,000
0.766%, 07/18/12 (A)	3,995	4,002
0.750%, 10/15/12	1,390	1,393
0.320%, 10/18/12	22,650	22,650
Bank of Tokyo-Mitsubishi UFJ NY
0.380%, 05/08/12	43,000	43,000
0.370%, 06/20/12	32,000	32,000
0.350%, 07/31/12	50,000	50,000
Branch Banking & Trust
0.180%, 07/23/12	22,440	22,440
Chase Bank USA
0.180%, 07/23/12	21,770	21,770
Credit Suisse NY
0.310%, 06/19/12	40,200	40,200
0.320%, 06/20/12	40,000	40,000
0.310%, 07/02/12	43,000	43,000
DNB Bank
0.380%, 06/14/12	43,000	43,000
0.400%, 06/18/12	12,000	12,000
0.380%, 07/02/12	11,500	11,500
National Australia Bank
0.289%, 05/29/12 (A)	15,000	15,000
0.400%, 07/16/12	17,000	17,000
0.400%, 07/18/12	47,000	47,000
0.380%, 07/18/12	12,300	12,300
Nordea Bank Finland PLC
0.410%, 05/21/12	12,000	12,001
0.300%, 06/01/12	19,500	19,500
0.350%, 06/13/12	9,600	9,600
0.380%, 07/02/12	39,795	39,795
0.620%, 07/25/12	21,950	21,967
Sumitomo Mitsui Banking
0.370%, 05/15/12	40,000	40,000
0.360%, 06/12/12	23,650	23,650
0.360%, 06/26/12	31,350	31,350
0.390%, 07/09/12	8,295	8,296
0.360%, 07/11/12	26,000	26,000
0.350%, 07/25/12	2,705	2,705
Svenska Handelsbanken NY
0.585%, 08/17/12	33,450	33,450
0.580%, 08/24/12	46,000	46,001
Westpac Banking
0.500%, 06/27/12	49,000	49,000

Total Certificates of Deposit (Cost $1,038,940) ($ Thousands)		1,038,940

MUNICIPAL BONDS (A) — 5.4%

California — 0.9%
California State, Sub-Ser A, GO
0.280%, 05/02/12	15,910	15,910

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.190%, 05/03/12	$3,385	$3,385
East Bay, Municipal Utility District, Ser A-2, RB
0.230%, 05/02/12	5,705	5,705
Southern California, Metropolitan Water District, Ser B-4, RB
0.210%, 05/02/12	13,900	13,900

		38,900

Colorado — 0.3%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.240%, 05/02/12	100	100
0.230%, 05/02/12	2,975	2,975
0.190%, 05/02/12	900	900
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.190%, 05/02/12	5,400	5,400
Colorado State, Housing & Finance Authority, Ser B1, RB
0.200%, 05/02/12	3,425	3,425
Colorado State, Housing & Finance Authority, Ser C1, RB
0.190%, 05/02/12	1,000	1,000
Colorado State, Housing & Finance Authority, Ser CL1, RB
0.190%, 05/02/12	400	400

		14,200

Connecticut — 0.2%
Connecticut State, Housing & Finance Authority, Ser D-3, RB
0.330%, 05/03/12	5,550	5,550
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.167%, 05/03/12	4,330	4,330

		9,880

Illinois — 0.4%
Illinois State, Toll Highway Authority, Ser Senior A-1A, RB
0.500%, 05/03/12	20,370	20,370

Iowa — 0.2%
Iowa State, Finance Authority, Ser B, RB
0.300%, 05/03/12	900	900
Iowa State, Finance Authority, Ser C, RB
0.187%, 05/03/12	8,710	8,710
Iowa State, Finance Authority, Ser G, RB
0.190%, 05/03/12	345	345

2	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Ser M, RB
0.200%, 05/03/12	$750	$750

		10,705

Massachusetts — 0.1%
Simmons College, RB
0.210%, 05/03/12	2,905	2,905

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.220%, 05/02/12	17,365	17,365

Minnesota — 0.0%
Minnesota State, Housing Finance Agency, Ser T, RB
0.210%, 05/03/12	195	195

Missouri — 0.1%
St.Louis, Industrial Development Authority, Ser B, RB
0.250%, 05/02/12	3,940	3,940

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.230%, 05/02/12	2,945	2,945

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.197%, 05/03/12	3,600	3,600

New York — 0.1%
New York State, Dormitory Authority, Ser B, RB
0.210%, 05/02/12	4,660	4,660

Texas — 2.0%
JPMorgan Chase Putters, RB
0.250%, 05/01/12	8,020	8,020
JPMorgan Chase Putters, Ser 3953, RB
0.250%, 05/01/12	31,310	31,310
Texas State, GO
0.200%, 05/01/12	3,975	3,975
0.190%, 05/01/12	4,210	4,210
0.190%, 05/01/12	3,300	3,300
0.260%, 05/02/12	5,045	5,045
Texas State, Ser A, GO
0.190%, 05/01/12	3,830	3,830
Texas State, Ser A-2, GO
0.187%, 05/02/12	400	400
Texas State, Ser B, GO
0.250%, 05/03/12	5,710	5,710
Texas State, Ser B2, GO
0.256%, 05/02/12	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Ser C, GO
0.260%, 05/02/12	$9,290	$9,290
Texas State, Ser I, GO
0.256%, 05/02/12	2,395	2,395
University of Texas System, Ser B, RB
0.200%, 05/03/12	8,225	8,225

		86,710

Washington — 0.2%
Washington, Health Care Facilities Authority, Ser C-R, RB
0.210%, 05/02/12	6,990	6,990

Wisconsin — 0.3%
Wisconsin, Health & Educational Facilities Authority, Ser B, RB
0.230%, 05/02/12	2,595	2,595
Wisconsin State, Health & Educational Facilities Authority, RB
0.230%, 05/02/12	8,300	8,300
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.246%, 05/03/12	990	990
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.850%, 05/02/12	1,050	1,050
0.836%, 05/02/12	180	180

		13,115

Total Municipal Bonds (Cost $236,480) ($ Thousands)		236,480

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FFCB
0.261%, 05/10/12 (A)	10,000	9,999
FFCB DN
0.150%, 07/05/12 (B)	7,000	6,998
FHLB
0.240%, 05/10/12 (A)	14,705	14,696
FHLMC
0.430%, 05/01/12 (A)	28,310	28,301
FNMA (A)
0.370%, 05/01/12	11,000	10,997
0.360%, 05/01/12	7,000	6,999
0.270%, 05/20/12	8,000	7,999
FNMA, Ser 1
0.400%, 05/01/12 (A)	22,900	22,897

Total U.S. Government Agency Obligations (Cost $108,886) ($ Thousands)		108,886

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Notes
4.625%, 07/31/12	23,335	23,596
1.375%, 09/15/12 to 01/15/13	45,150	45,483

3	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

3.875%, 10/31/12	$10,600	$10,797
0.500%, 11/30/12	7,800	7,814
1.125%, 12/15/12	9,550	9,606

Total U.S. Treasury Obligations (Cost $97,296) ($ Thousands)		97,296

TIME DEPOSIT — 1.7%
Royal Bank of Canada
0.180%, 05/01/12	73,328	73,328

Total Time Deposit (Cost $73,328) ($ Thousands)		73,328

CORPORATE OBLIGATIONS — 0.6%
Commonwealth Bank of Australia
2.750%, 10/15/12 (C)	6,580	6,651
0.290%, 05/18/12 (A)	15,300	15,300
General Electric Capital MTN
3.500%, 08/13/12	1,800	1,816
Shell International Finance
0.824%, 06/22/12 (A)	1,000	1,001

Total Corporate Obligations (Cost $24,768) ($ Thousands)		24,768

REPURCHASE AGREEMENTS (D) — 26.2%
Citibank
0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $62,000,344 (collateralized by various GNMA obligations, ranging in par value $40,930,861-$45,584,541, 4.000%-5.000%, 07/15/39- 11/20/39, with total market value of $63,240,351)	62,000	62,000
Goldman Sachs
0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $75,000,417 (collateralized by various FCSB/FHLB/FHLMC obligations, ranging in par value $35,000- $10,000,000, 0.000%-4.875%, 08/24/12-06/13/18, with total market value of $76,500,734)	75,000	75,000
JPMorgan Chase
0.260%, dated 04/24/12, to be repurchased on 05/01/12, repurchase price $22,326,129 (collateralized by various corporate obligations*†, ranging in par value $2,000-$2,826,000, 1.875%-7.750%, 07/01/12- 11/10/21, with total market value of $23,443,714)	22,325	22,325

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase
0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $68,770,592 (collateralized by various corporate obligations*†, ranging in par value $25,000-$8,640,000, 0.369%-8.750%, 05/21/12- 03/15/22, with total market value of $72,211,215)	$68,770	$68,770
JPMorgan Chase
0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $100,000,556 (collateralized by various FHLMC obligations, ranging in par value $7,855,000-$34,395,274, 2.225%-6.208%, 01/01/23- 01/01/38, with total market value of $102,001,308)	100,000	100,000
RBC Capital
0.220%, dated 04/26/12, to be repurchased on 05/03/12, repurchase price $37,001,583 (collateralized by various corporate obligations*‡, ranging in par value $4,515,317- $22,543,938, 0.000%-0.430%, 05/24/12-05/30/12, with total market value of $38,111,631)	37,000	37,000
RBC Capital
0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $350,001,944 (collateralized by various FHLMC/GNMA obligations, ranging in par value $147,155,961-$450,234,095, 4.000%-5.000%, 07/01/24- 08/20/40, with total market value of $357,001,984)	350,000	350,000
UBS
0.180%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $22,580,113 (collateralized by U.S. Treasury Note, par value $22,974,200, 0.875%, 04/30/17, with total market value of $23,031,636)	22,580	22,580

4	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)
UBS
0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $138,000,767 (collateralized by various FNMA obligations, ranging in par value $48,786,899-$84,878,554, 3.500%, 01/01/27-04/01/32, with total market value of $140,760,000)	$138,000	$138,000
Wells Fargo
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $57,180,413 (collateralized by various corporate obligations*‡, ranging in par value $1,287,773- $2,490,000, 0.000%-7.900%, 04/11/13-01/23/22, with total market value of $59,902,446)	57,180	57,180
Wells Fargo
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $200,001,167 (collateralized by various FHLMC/FNMA obligations, ranging in par value $25,145,734-$58,346,497, 2.120%-3.500%, 03/01/27- 04/01/42, with total market value of $204,001,190)	200,000	200,000

Total Repurchase Agreements (Cost $1,132,855) ($ Thousands)		1,132,855

Total Investments — 100.3% (Cost $4,347,089) ($ Thousands) †		$4,347,089

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	Analog Devices	5.000%	07/01/14	$2,145
	Canadian National Railway	4.950	01/15/14	429
	Canadian National Railway	5.550	03/01/19	525
	COCA-COLA HBC Finance	5.125	09/17/13	429
	Corning	6.750	09/15/13	500
	Corning	5.900	03/15/14	1,216
	Enel Finance International	3.875	10/07/14	26
	FPL Group Capital Inc	2.550	11/15/13	30
	FPL Group Capital Inc	5.350	06/15/13	115
	Lockheed Martin	7.650	05/01/16	81
	Macquarie Group	6.000	01/14/20	600
	Macquarie Group	7.625	08/13/19	2
	Macquarie Group	6.250	01/14/21	30
	Norstrom	6.750	06/01/14	441
	Reed Elsevier Capital	7.750	01/15/14	840
	Ryder System Inc	3.150	03/02/15	81
	Science Applications	6.250	07/01/12	1,015
	Smucker (J.M.)	3.500	10/15/21	2,826
	Tampa Electric	6.100	05/15/18	1,888
	Teva Pharmaceutical	3.650	11/10/21	335
	Trans-Allegheny	4.000	01/15/15	2,062
	Trans-Canada Pipeline	4.000	06/15/13	515
	Trans-Canada Pipeline	6.500	08/15/18	1,215
	Trans-Canada Pipeline	4.875	01/15/15	60
	Veolia Environment	6.000	06/01/18	2,500
	Volkswagen International Finance	4.000	08/12/20	700
	Volkswagen International Finance	1.875	04/01/14	500
JPMorgan Chase	American International Group	3.000	03/20/15	1,645
	American International Group	3.650	01/15/14	1,288
	American International Group	3.800	03/22/17	7,710
	American International Group	4.250	09/15/14	2,360
	American International Group	5.600	10/18/16	3,908
	American International Group	8.250	08/15/18	5,809
	Avon Products	5.625	03/01/14	25
	Avon Products	6.500	03/01/19	153
	Barrick Gold Finance	4.875	11/15/14	1,232
	Barrick NA Finance	4.400	05/30/21	232
	Boston Properties LP	4.125	05/15/21	143
	Burlington Northtern Santa Finance	3.450	09/15/21	2,975
	Burlington Northtern Santa Finance	3.600	09/01/20	3,045
	Burlington Northtern Santa Finance	7.000	02/01/14	1,336
	Burlington Northtern Santa Finance	5.900	07/01/12	460
	Capital One Financial	2.150	03/23/15	780
	Capital One Financial	6.250	11/15/13	903
	Cardinal Health Inc	5.500	06/15/13	508
	Cincinnati Gas & Electric	5.700	09/15/12	141
	Coca-Cola Enterprise	2.000	08/19/16	950
	Coca-Cola Enterprise	4.500	09/01/21	1,457
	Dominion Resources	1.950	08/15/16	1,640
	Dominion Resources	6.400	06/15/18	81
	Dominion Resources	5.200	01/15/16	72
	Enbridge	5.800	06/15/14	1,123
	General Mills	3.150	12/15/21	8,640
	International CCE	2.125	09/15/15	1,390
	Lincoln National	4.200	03/15/22	5,000
	Lincoln National	8.750	07/01/19	2,318
	Smucker (J.M.)	3.500	10/15/21	6,670
	Suntrust Bank	0.369	05/21/12	2,000
	Union Pacific	5.700	08/15/18	511
	Zimmer Holdings	4.625	11/30/19	848
Wells Fargo	Hannover Funding Company LLC	0.000	06/18/12	11,083
	Hannover Funding Company LLC	0.430	05/24/12	22,544
	White Point Funding	0.000	05/30/12	4,515

Percentages are based on Net Assets of $4,332,709 ($ Thousands).

‡	Securities are FDIC guaranteed.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

5	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2012

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by major bank.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NY — New York

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Treasury Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 32.3%
U.S. Treasury Bills (A)
0.100%, 05/03/12	$4,330	$4,330
U.S. Treasury Notes
1.375%, 05/15/12 to 01/15/13	28,907	29,077
4.750%, 05/31/12	1,500	1,506
0.750%, 05/31/12	27,180	27,195
1.500%, 07/15/12	3,300	3,310
4.625%, 07/31/12	8,500	8,595
0.625%, 07/31/12	5,000	5,007
1.750%, 08/15/12	2,500	2,512
4.125%, 08/31/12	5,000	5,067
0.375%, 09/30/12 to 10/31/12	4,400	4,405
3.875%, 10/31/12	5,300	5,398
4.000%, 11/15/12	9,000	9,187
3.375%, 11/30/12	6,200	6,315
0.500%, 11/30/12	10,700	10,720
1.125%, 12/15/12	6,500	6,538

Total U.S. Treasury Obligations (Cost $129,162) ($ Thousands)		129,162

REPURCHASE AGREEMENTS (B) — 67.5%
Barclays Capital
0.180%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $26,000,130 (collateralized by U.S. Treasury Notes, par value $25,256,100, 0.125%, 01/15/22, with total market value $26,520,021)	26,000	26,000
BNP Paribas
0.180%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $26,000,130 (collateralized by U.S. Treasury Notes, ranging in par value $623,000-$25,874,800, 0.375%- 2.750%, 02/28/13-03/15/15, with total market value $26,520,056)	26,000	26,000
Citibank
0.170%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $26,000,123 (collateralized by U.S. Treasury Notes, par value $26,408,800, 0.625%, 04/30/13, with total market value $26,520,219)	26,000	26,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Credit Suisse
0.130%, dated 04/24/12, to be repurchased on 07/23/12,repurchase price $7,502,438 (collateralized by U.S. Treasury Notes par value $7,360,000, 1.500%, 06/30/16, with total market value $7,653,710) (C)	$7,500	$7,500
Credit Suisse
0.140%, dated 03/22/12, to be repurchased on 05/22/12,repurchase price $7,501,779 (collateralized by U.S. Treasury Notes, ranging in par value $3,050,800-$3,975,000, 1.500%- 3.125%, 06/30/16-05/15/21, with total market value $7,654,228) (C)	7,500	7,500
Credit Suisse
0.170%, dated 04/30/12, to be repurchased on 05/01/12,repurchase price $26,000,123 (collateralized by U.S. Treasury Notes, par value $25,505,000, 1.500%, 06/30/16, with total market value $26,522,809)	26,000	26,000
Deutsche Bank
0.190%, dated 04/30/12, to be repurchased on 05/01/12,repurchase price $50,000,264 (collateralized by U.S. Treasury Notes, par value $50,872,900, 0.875%, 04/30/17, with total market value $51,000,082)	50,000	50,000
JPMorgan Chase
0.180%, dated 04/30/12, to be repurchased on 05/01/12,repurchase price $26,000,130 (collateralized by U.S. Treasury Notes, ranging in par value $6,003,600-$20,340,00, 0.250%- 1.500%, 02/15/15-06/30/16, with total market value $26,520,063)	26,000	26,000
RBC Capital
0.130%, dated 04/30/12, to be repurchased on 05/01/12,repurchase price $26,000,094 (collateralized by U.S. Treasury Notes, par value $24,491,900, 2.375%, 06/30/18, with total market value $26,520,195)	26,000	26,000

1	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Treasury Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.180%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $48,348,242 (collateralized by U.S. Treasury Notes, par value $49,192,000, 0.875%, 04/30/17, with total market value $49,314,980)	$48,348	$48,348

Total Repurchase Agreements (Cost $269,348) ($ Thousands)		269,348

Total Investments — 99.8% (Cost $398,510) ($ Thousands) †		$398,510

Percentages are based on Net Assets of $399,140 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Securities considered illiquid. The total value of such securities as of April 30, 2012 was $15,000 ($ Thousands) and represented 3.8% of Net Assets.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Treasury II Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bills (A)
0.061%, 05/03/12	$254,892	$254,891
0.076%, 05/10/12	50,453	50,452
0.060%, 05/17/12	67,000	66,998
0.067%, 05/24/12	65,000	64,997
0.098%, 07/05/12	6,000	5,999
U.S. Treasury Notes
1.375%, 05/15/12 to 01/15/13	116,952	117,206
4.750%, 05/31/12	8,000	8,030
0.750%, 05/31/12	15,800	15,809
1.875%, 06/15/12	10,000	10,022
1.500%, 07/15/12	38,400	38,511
4.625%, 07/31/12	12,500	12,640
0.625%, 07/31/12	3,000	3,004
1.750%, 08/15/12	9,000	9,042
4.125%, 08/31/12	7,000	7,094
0.375%, 09/30/12 to 10/31/12	6,700	6,708
3.875%, 10/31/12	6,100	6,214
4.000%, 11/15/12	14,500	14,802
3.375%, 11/30/12	8,700	8,862
0.500%, 11/30/12	21,500	21,540
1.125%, 12/15/12	9,500	9,556

Total U.S. Treasury Obligations (Cost $732,377) ($ Thousands)		732,377

Total Investments — 99.8% (Cost $732,377) ($ Thousands) †		$732,377

Percentages are based on Net Assets of $734,107 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Short-Duration Government Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 62.4%

Agency Mortgage-Backed Obligations — 62.4%
FHLMC
4.500%, 07/01/23	$5	$6
2.627%, 06/01/24 (A)	47	48
2.552%, 06/01/24 (A)	100	102
2.438%, 06/01/17 (A)	14	14
2.428%, 04/01/22 (A)	13	13
2.406%, 07/01/24 (A)	14	15
2.385%, 07/01/20 (A)	4	4
2.380%, 03/01/19 (A)	18	18
2.375%, 01/01/18 to 09/01/20 (A)	30	31
2.373%, 12/01/23 (A)	1,758	1,862
2.352%, 05/01/24 (A)	55	55
2.314%, 04/01/29 (A)	82	85
2.310%, 04/01/19 to 05/01/19 (A)	38	38
2.260%, 02/01/19 (A)	23	23
2.257%, 12/01/23 (A)	94	95
2.250%, 07/01/18 to 11/01/20 (A)	15	14
2.150%, 04/01/29 (A)	34	35
2.125%, 02/01/16 to 03/01/19 (A)	52	54
2.000%, 06/01/18 to 07/01/18 (A)	20	20
1.875%, 01/01/17 to 02/01/17 (A)	6	5
1.750%, 04/01/16 to 03/01/17 (A)	8	8
1.625%, 02/01/16 to 01/01/17 (A)	13	13
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	652	787
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	56	56
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	2,595	2,698
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	4,000	4,237
FHLMC REMIC, Ser 2006-3148, Cl CF
0.642%, 02/15/34 (A)	1,296	1,296
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	12,011	13,056
FHLMC REMIC, Ser 3153, Cl FX
0.592%, 05/15/36 (A)	434	434
FNMA
7.000%, 06/01/37	51	59
6.500%, 05/01/26 to 09/01/36	1,137	1,287
6.442%, 04/01/14	3,631	3,776
6.000%, 02/01/23 to 09/01/24	12,818	14,049
5.500%, 06/01/16 to 12/01/25	3,739	4,110
5.300%, 07/01/19	1,258	1,410
5.140%, 11/01/15	3,193	3,506
5.090%, 11/01/15	4,067	4,462
5.000%, 03/01/19 to 04/01/41	7,138	7,791
4.974%, 12/01/13	1,337	1,398
4.959%, 02/01/13	57	57
4.835%, 11/01/12	975	975
4.830%, 02/01/13	2,142	2,162
4.771%, 09/01/15	6,920	7,600
4.767%, 04/01/13	103	105
4.500%, 04/01/26 to 10/01/31	10,036	10,780

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.100%, 07/01/13	$909	$928
4.000%, 05/01/26 to 08/01/26	7,955	8,483
3.580%, 10/01/16	2,392	2,570
2.990%, 10/01/17	3,418	3,638
2.630%, 09/01/17	22,628	23,754
2.378%, 08/01/29 (A)	468	498
2.348%, 12/01/29 (A)	122	123
2.254%, 09/01/24 (A)	673	707
2.232%, 09/01/25 (A)	87	91
2.192%, 02/01/27 (A)	89	93
2.079%, 08/01/27 (A)	404	410
2.054%, 05/01/28 (A)	573	601
FNMA REMIC, Ser 1992-61, Cl FA
0.900%, 10/25/22 (A)	114	114
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	47	52
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	24	27
FNMA REMIC, Ser 1994-77, Cl FB
1.750%, 04/25/24 (A)	10	10
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	94	101
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	510	539
FNMA REMIC, Ser 2002-53, Cl FK
0.642%, 04/25/32 (A)	192	193
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	504	530
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	860	867
FNMA REMIC, Ser 2006-76, Cl QF
0.642%, 08/25/36 (A)	2,180	2,179
FNMA REMIC, Ser 2006-79, Cl DF
0.592%, 08/25/36 (A)	1,900	1,899
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	3,300	3,681
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	9,273	10,245
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	9,015	9,684
FNMA TBA
6.000%, 05/01/32	90,600	100,155
4.500%, 05/01/40	2,300	2,462
4.000%, 05/01/39	12,300	13,009
3.500%, 05/15/27	8,800	9,284
3.000%, 05/25/26	24,700	25,773
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,382
GNMA
6.500%, 04/15/17 to 02/20/39	1,400	1,610
6.000%, 06/15/16 to 09/15/19	333	364
5.500%, 10/15/34 to 02/15/41	18,173	20,324
5.000%, 02/15/39 to 11/15/41	18,636	20,689
4.000%, 08/15/41 to 03/15/42	10,545	11,427
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.010%, 09/16/35 (A)	163	32
GNMA TBA
3.500%, 05/21/42	10,100	10,638

1	SEI Daily Income Trust / Quarterly Report / April 30, 2012

 Schedule of Investments (Unaudited)

Short-Duration Government Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	$727	$736

		391,551

Total Mortgage-Backed Securities (Cost $383,447) ($ Thousands)		391,551

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.7%
FHLB
3.250%, 09/12/14	9,915	10,573
2.750%, 03/13/15	4,440	4,724
FHLMC
2.500%, 04/23/14	50,024	52,194
FNMA
2.750%, 03/13/14	35,520	37,114
0.750%, 02/26/13	12,580	12,632

Total U.S. Government Agency Obligations (Cost $114,336) ($ Thousands)		117,237

U.S. TREASURY OBLIGATIONS — 18.6%
U.S. Treasury Notes
1.750%, 01/31/14	75,200	77,150
2.625%, 11/15/20	15,136	16,309
3.875%, 02/15/13	22,500	23,155

Total U.S. Treasury Obligations (Cost $114,388) ($ Thousands)		116,614

REPURCHASE AGREEMENTS (B) — 21.2%
BNP Paribas
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $13,600,079 (collateralized by a GNMA obligation, par value $21,294,944, 6.000%, 11/15/39, with total market value $13,872,000)	13,600	13,600
JPMorgan Chase
0.200%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $119,700,665 (collateralized by various FHLMC obligations, ranging in par value $55,000-$20,004,170, 2.040%- 6.109%, 12/01/22-01/01/41, with total market value $122,094,626)	119,700	119,700

Total Repurchase Agreements (Cost $133,300) ($ Thousands)		133,300

Total Investments — 120.9% (Cost $745,471) ($ Thousands) †		$758,702

The open futures contracts held by the Fund at April 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	245	Jun-2012	$81
U.S. 10-Year Treasury Note	578	Jun-2012	(17)
U.S. 5-Year Treasury Note	(550)	Jun-2012	(143)

			$(79)

For the period ended April 30 ,2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $627,354 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2012. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2012, the tax basis cost of the Fund’s Investments was $745,471 ($ Thousands), and the unrealized appreciation and depreciation were $13,317 ($ Thousands) and ($86) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$391,551	$—	$391,551
U.S. Government Agency Obligations	—	117,237	—	117,237
U.S. Treasury Obligations	—	116,614	—	116,614
Repurchase Agreements	—	133,300	—	133,300

Total	$—	$758,702	$—	$758,702

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(79)	$—	$—	$(79)

*	Future contracts are valued at the unrealized appreciation/(depreciation).

2	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Short-Duration Government Fund

April 30, 2012

As of April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Intermediate-Duration Government Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 85.7%

Agency Mortgage-Backed Obligations — 85.7%
FHLMC
6.500%, 01/01/18 to 12/01/32	$200	$230
6.000%, 09/01/24	633	702
5.500%, 06/01/19 to 12/01/20	364	397
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	7	8
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	102	105
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	32	32
FHLMC REMIC, Ser 2003-2622, Cl PE
4.500%, 05/15/18	2,300	2,446
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/17	342	348
FHLMC REMIC, Ser 2004-2802, Cl PF
0.640%, 05/15/12 (A)	506	506
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	1,300	1,377
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	9	9
FNMA
6.500%, 03/01/33 to 10/01/34	131	150
6.450%, 10/01/18	480	549
6.000%, 02/01/23	393	431
5.680%, 06/01/17	525	590
5.500%, 03/01/14 to 12/01/25	2,161	2,384
5.034%, 08/01/15	367	407
5.000%, 02/01/13 to 04/01/41	2,751	2,984
4.959%, 02/01/13	148	149
4.771%, 05/01/12	1,211	1,330
4.500%, 04/01/26 to 10/01/31	866	930
4.360%, 12/01/15	971	1,039
4.000%, 05/01/26 to 08/01/26	619	660
3.790%, 07/01/13	986	1,005
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	133	142
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	215	217
FNMA REMIC, Ser 2006-79, Cl DF
0.592%, 05/25/12 (A)	335	335
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	574	640
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	949	1,048
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	1,043	1,121
FNMA TBA
6.000%, 05/01/32	6,400	7,075
4.500%, 05/01/40	300	321
3.000%, 05/25/26	4,100	4,278
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,464

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA
8.750%, 07/20/17 to 07/20/17	$7	$7
8.500%, 11/20/16 to 08/20/17	28	31
7.500%, 11/15/25 to 03/15/27	27	32
6.000%, 09/15/24	543	616
5.500%, 06/15/38 to 01/15/39	3,654	4,086
5.000%, 10/15/35 to 06/15/40	79	87
4.000%, 10/15/40 to 02/15/42	7,670	8,314
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	176	179

Total Mortgage-Backed Securities (Cost $49,329) ($ Thousands)		50,761

U.S. GOVERNMENT AGENCY OBLIGATION — 2.7%
FHLB
2.750%, 03/13/15	1,500	1,596

Total U.S. Government Agency Obligation (Cost $1,554) ($ Thousands)		1,596

U.S. TREASURY OBLIGATION — 1.0%
U.S. Treasury Notes (C)
2.250%, 05/31/14	600	624

Total U.S. Treasury Obligation (Cost $597) ($ Thousands)		624

ASSET-BACKED SECURITY — 0.8%

Other — 0.8%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	459	499

Total Asset-Backed Security (Cost $459) ($ Thousands)		499

REPURCHASE AGREEMENT (B) — 22.3%
BNP Paribas
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $13,200,077 (collateralized by GNMA, par value $20,668,622, 6.000%, 11/15/39, with total market value $ 13,464,000)	13,200	13,200

Total Repurchase Agreement (Cost $13,200) ($ Thousands)		13,200

Total Investments — 112.5% (Cost $65,139) ($ Thousands) †		$66,680

1	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Intermediate-Duration Government Fund

April 30, 2012

The open futures contracts held by the Fund at April 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	230	Jun-2012	$89
U.S. 10-Year Treasury Note	8	Jun-2012	34
U.S. 2-Year Treasury Note	(6)	Jun-2012	(2)

			$121

For the period ended April 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $59,262 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2012. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2012, the tax basis cost of the Fund’s Investments was $65,139 ($ Thousands), and the unrealized appreciation and depreciation were $1,542 ($ Thousands) and ($1) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$50,761	$—	$50,761
U.S. Government Agency Obligations	—	1,596	—	1,596
U.S. Treasury Obligations	—	624	—	624
Asset-Backed Security	—	499	—	499
Repurchase Agreement	—	13,200	—	13,200

Total	$—	$66,680	$—	$66,680

Other Financial Instuments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$121	$—	$—	$121

*	Future contracts are valued at the unrealized appreciation/(depreciation).

As of April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

GNMA Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 97.7%

Agency Mortgage-Backed Obligations — 97.7%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.910%, 06/15/36 (A)	$449	$63
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.380%, 07/15/36 (A)	966	147
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.190%, 02/15/37 (A)	3,377	467
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.210%, 04/15/37 (A)	3,204	496
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.210%, 02/15/40 (A)	14,082	2,233
FHLMC TBA
4.500%, 06/01/42 to 07/01/42	7,200	7,854
3.500%, 05/01/41	4,000	4,146
FNMA
8.000%, 09/01/14 to 09/01/28	67	74
7.000%, 08/01/29 to 09/01/32	273	321
6.500%, 09/01/32	122	140
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	25	28
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	49	56
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	977	1,053
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.171%, 03/25/37 (A)	7,551	1,160
GNMA
12.500%, 06/15/14	0	0
12.000%, 04/15/14	0	0
10.000%, 05/15/16 to 09/15/19	15	16
9.500%, 08/15/17 to 11/15/20	35	36
9.000%, 12/15/17 to 05/15/22	99	104
8.500%, 10/15/16 to 06/15/17	34	34
8.000%, 04/15/17 to 03/15/32	533	608
7.750%, 10/15/26	41	50
7.500%, 02/15/27 to 10/15/35	322	376
7.250%, 01/15/28	84	98
7.000%, 04/15/19 to 06/20/38	4,839	5,669
6.750%, 11/15/27	46	53
6.500%, 02/15/13 to 05/15/40	5,639	6,511
6.000%, 07/15/24 to 10/15/39	3,353	3,805
5.500%, 01/15/33 to 07/15/41	27,187	30,462
5.000%, 04/15/33 to 11/15/41 (C)	66,808	74,187
4.500%, 08/15/33 to 12/15/41	5,166	5,670
4.000%, 04/15/39 to 03/15/42	23,135	25,080
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	702	805
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	3,101	232

Description	Face Amount ($ Thousands) /Contracts	Value ($ Thousands)

GNMA REMIC, Ser 2006-38, Cl XS, IO
7.010%, 09/16/35 (A)	$4,069	$805
GNMA REMIC, Ser 2009-104, Cl XV
5.000%, 05/20/26	2,700	3,034
GNMA TBA
6.000%, 04/30/35	2,000	2,257
4.500%, 05/15/39 to 05/01/40	43,200	47,288
3.500%, 05/21/42	22,400	23,594
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	2,323	2,659

Total Mortgage-Backed Securities (Cost $242,221) ($ Thousands)		251,671

PURCHASED OPTION — 0.0%
Euro Dollar 1 Year Curve Put Option, Expires 09/17/12, Strike Price $ 98.75	487	12

Total Purchased Option (Cost $70) ($ Thousands)		12

REPURCHASE AGREEMENTS (B) — 36.1%
BNP Paribas
0.210%, dated 04/30/12, to be repurchased on 05/01/12,repurchase price $28,800,168 (collateralized by GNMA, par value $45,095,175, 6.000%, 01/15/39,with total market value $29,376,000)	28,800	28,800
JPMorgan Chase
0.200%, dated 04/30/12, to be repurchased on 05/01/12,repurchase price $29,800,166 (collateralized by various FNMA obligations, ranging in par value $347,700-$1,594,600, 3.000%- 5.500%, 06/01/25-04/01/42, with total market value $30,397,002)	29,800	29,800
UBS
0.210%, dated 04/30/12, to be repurchased on 05/01/12,repurchase price $34,500,201 (collateralized by FHLMC, par value $33,216,815, 4.000%, 05/01/42,with total market value $35,190,001)	34,500	34,500

Total Repurchase Agreements (Cost $93,100) ($ Thousands)		93,100

Total Investments — 133.8% (Cost $335,391)($ Thousands) †		$344,783

1	SEI Daily Income Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

April 30, 2012

The open futures contracts held by the Fund at April 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	40	Jun-2012	$108
U.S. 2-Year Treasury Note	(46)	Jun-2012	(16)

			$92

For the period ended April 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $257,757 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2012. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2012, the tax basis cost of the Fund’s Investments was $335,391 ($ Thousands), and the unrealized appreciation and depreciation were $10,166 ($ Thousands) and ($774) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$251,671	$—	$251,671
Purchased Option	12	—	—	12
Repurchase Agreements	—	93,100	—	93,100

Total	$12	$344,771	$—	$344,783

Other Financial Instuments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$92	$—	$—	$92

*	Future contracts are valued at the unrealized appreciation/(depreciation).

As of April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

ASSET-BACKED SECURITIES — 37.1%

Automotive — 27.2%
Ally Auto Receivables Trust, Ser 2009- A, Cl A3
2.330%, 06/17/13 (A)	$369	$370
Ally Auto Receivables Trust, Ser 2010- 1, Cl A3
1.450%, 05/15/14	469	471
Ally Auto Receivables Trust, Ser 2010- 2, Cl A3
1.380%, 07/15/14	221	222
Ally Auto Receivables Trust, Ser 2010- 3, Cl A3
1.110%, 10/15/14	965	969
Ally Auto Receivables Trust, Ser 2010- 4, Cl A3
0.910%, 11/17/14	382	383
Ally Auto Receivables Trust, Ser 2011- 4, Cl A2
0.650%, 03/17/14	298	298
Ally Auto Receivables Trust, Ser 2012- 1, Cl A2
0.710%, 09/15/14	1,100	1,102
Ally Master Owner Trust, Ser 2010-1, Cl A
1.990%, 01/15/15 (A)(B)	944	954
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	1,507	1,532
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.110%, 01/15/16 (B)	642	647
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	1,500	1,512
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	1,300	1,305
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	327	332
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	473	474
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,111	1,121
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	381	392
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	35	35

Description	Face Amount ($ Thousands)	Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	$213	$213
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	440	443
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	608	609
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	215	215
AmeriCredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	83	83
Avis Budget Rental Car Funding, Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	1,506	1,535
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	813	835
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	172	176
Avis Budget Rental Car Funding, Ser 2011-1A, Cl A
1.850%, 11/20/14 (A)	560	562
Bank of America Auto Trust, Ser 2009- 1A, Cl A4
3.520%, 06/15/16 (A)	1,067	1,079
Bank of America Auto Trust, Ser 2009- 2A, Cl A4
3.030%, 10/15/16 (A)	462	467
Bank of America Auto Trust, Ser 2009- 2A, Cl A3
2.130%, 09/15/13 (A)	13	13
Bank of America Auto Trust, Ser 2010- 1A, Cl A3
1.390%, 03/15/14 (A)	272	272
Bank of America Auto Trust, Ser 2010- 2, Cl A3
1.310%, 07/15/14	125	125
Bank of America Auto Trust, Ser 2012- 1, Cl A3
0.780%, 06/15/16	501	501
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	669	670
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	460	462
BMW Vehicle Owner Trust, Ser 2011- A, Cl A3
0.760%, 08/25/15	1,020	1,021

1	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	$28	$28
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	137	141
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	516	518
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	655	669
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.000%, 02/16/15	526	529
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	596	598
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/14	930	930
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	520	520
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (A)	245	245
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.800%, 07/15/13 (A)	512	512
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	955	957
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	507	508
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	1,500	1,502
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A2
0.630%, 04/15/14	435	435
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	59	59
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	200	200
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	294	295
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A3
1.790%, 09/15/14 (B)	1,424	1,432

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.890%, 12/15/14 (A)(B)	$1,593	$1,608
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.490%, 12/15/14 (A)(B)	1,001	1,012
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.840%, 02/15/16 (B)	208	209
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.710%, 01/15/16 (B)	1,635	1,640
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.792%, 10/20/14 (A)(B)	1,353	1,362
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.810%, 02/20/17 (B)	1,195	1,199
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	2	2
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	29	29
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	77	77
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	365	366
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	965	967
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	505	505
Hertz Vehicle Financing LLC, Ser 2009- 2A, Cl A1
4.260%, 03/25/14 (A)	936	957
Hertz Vehicle Financing LLC, Ser 2010- 1A, Cl A1
2.600%, 02/25/15 (A)	835	850
Hertz Vehicle Financing LLC, Ser 2011- 1A, Cl A1
2.200%, 03/25/16 (A)	890	899
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	303	304
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	589	590
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	199	199

2	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	$445	$447
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	300	300
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	427	431
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	670	673
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (A)	555	555
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A3
1.020%, 08/15/14 (A)	1,000	1,003
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	30	30
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	249	250
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	507	509
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	237	237
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	422	423
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	1,250	1,252
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/14	750	755
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	350	351
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/14 (A)	1,396	1,397
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	792	792
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	243	243
Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (A)	93	93

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	$120	$120
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	1,500	1,507
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/15	750	751
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	428	429
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/16	395	395
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (A)	60	60
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/14 (A)	1,350	1,353
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	659	660
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	54	54
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	496	496
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	975	978
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	235	235
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	545	546
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/16	1,005	1,006
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	50	51
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	142	142
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	335	335
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	253	254

3	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	$56	$56
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	245	245
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	595	595
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	570	577

		64,839

Credit Card — 4.0%
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	850	861
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.774%, 10/15/15 (B)	546	547
Citibank Omni Master Trust, Ser 2009- A12, Cl A12
3.350%, 08/15/16 (A)	1,670	1,684
Citibank Omni Master Trust, Ser 2009- A8, Cl A8
2.340%, 05/16/16 (A)(B)	1,600	1,601
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.540%, 12/15/14 (B)	875	876
Discover Card Master Trust, Ser 2009- A2, Cl A
1.540%, 02/17/15 (B)	1,175	1,179
Discover Card Master Trust, Ser 2011- A1, Cl A1
0.590%, 08/15/16 (B)	845	849
Discover Card Master Trust, Ser 2011- A2, Cl A2
0.450%, 11/16/15 (B)	535	536
Discover Card Master Trust, Ser 2012- A1, Cl A1
0.810%, 08/15/17	661	661
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.790%, 01/15/17 (B)	619	623

		9,417

Miscellaneous Business Services — 5.8%
ACAS Business Loan Trust, Ser 2007- 1A, Cl C
1.348%, 08/16/19 (A)(B)	298	208
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.691%, 01/18/21 (A)(B)	473	444

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.790%, 08/22/16 (A)(B)	$32	$32
CNH Equipment Trust, Ser 2009-B, Cl A3
5.170%, 10/15/14	327	332
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	459	460
CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	44	44
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	1,350	1,354
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
1.040%, 12/15/15 (A)(B)	647	649
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.429%, 06/25/36 (B)	105	90
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	378	378
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/15 (A)	650	655
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (A)	394	394
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	480	483
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/15	135	135
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	49	49
John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	610	612
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	207	208
Katonah CLO, Ser 2005-7A, Cl B
0.923%, 11/15/17 (A)(B)	504	405
Lambda Finance, Ser 2005-1A, Cl B3
0.873%, 11/15/29 (A)(B)	353	345
Madison Park Funding CLO, Ser 2007- 4A, Cl A1B
0.774%, 03/22/21 (A)(B)	420	359
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.439%, 12/25/35 (B)	56	55

4	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.689%, 10/26/15 (A)(B)	$1,700	$1,710
Prima Capital CDO, Ser 2006-CR1A, Cl A1
5.417%, 12/28/48 (A)	118	119
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.242%, 09/20/19 (A)(B)	96	95
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.508%, 07/25/22 (B)	471	469
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.546%, 04/25/23 (B)	322	321
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.466%, 07/25/17 (B)	323	322
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.566%, 10/25/16 (B)	513	518
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.759%, 03/25/26 (B)	1,772	1,761
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.240%, 10/15/24 (A)(B)	196	196
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.090%, 12/16/24 (A)(B)	619	618

		13,820

Mortgage Related — 0.1%
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.839%, 06/25/33 (B)	36	29
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.449%, 12/25/35 (B)	211	170
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	128	61

		260

Total Asset-Backed Securities (Cost $88,755) ($ Thousands)		88,336

CORPORATE OBLIGATIONS — 35.3%

Banks — 8.0%
ANZ National International Ltd.
2.375%, 12/21/12 (A)	342	345
Bank of America MTN
1.886%, 01/30/14 (B)	1,000	982
Bank of Montreal
2.125%, 06/28/13	504	512
Bank of Montreal MTN
0.936%, 04/29/14 (B)	500	501

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of New York Mellon MTN
1.200%, 02/20/15	$625	$629
Bank of Nova Scotia
1.850%, 01/12/15	1,000	1,019
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	336	340
BB&T
1.166%, 04/28/14 (B)	525	526
BB&T MTN
3.375%, 09/25/13	629	651
BNP Paribas MTN
2.125%, 12/21/12	546	547
BPCE
2.375%, 10/04/13 (A)	504	496
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	703	711
Danske Bank MTN
1.517%, 04/14/14 (A)(B)	1,050	1,021
Deutsche Bank
2.375%, 01/11/13	315	318
HSBC Bank PLC
1.266%, 01/17/14 (A)(B)	923	926
ING Bank
2.650%, 01/14/13 (A)	525	526
2.000%, 10/18/13 (A)	629	627
Nordea Bank
1.750%, 10/04/13 (A)	629	630
Royal Bank of Canada MTN
0.766%, 04/17/14 (B)	1,000	1,001
Royal Bank of Scotland PLC
3.400%, 08/23/13	839	849
Societe Generale
2.200%, 09/14/13 (A)	525	521
Societe Generale MTN
1.519%, 04/11/14 (A)(B)	350	334
Standard Chartered PLC
1.460%, 05/12/14 (A)(B)	1,000	999
State Street
0.825%, 03/07/14 (B)	715	716
Swedbank Hypotek
0.923%, 03/28/14 (A)(B)	1,400	1,397
Toronto-Dominion Bank
0.767%, 07/14/14 (B)	620	621
Wells Fargo MTN
1.250%, 02/13/15	1,350	1,353

		19,098

Consumer Products — 1.0%
DIRECTV Holdings LLC
3.500%, 03/01/16	465	491
President and Fellows of Harvard College
3.700%, 04/01/13	556	571
Target
0.499%, 01/11/13 (B)	750	751

5	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Viacom
1.250%, 02/27/15	$495	$496

		2,309

Energy — 0.6%
BP Capital Markets PLC
5.250%, 11/07/13	525	559
1.074%, 03/11/14 (B)	1,000	1,008

		1,567

Financial Services — 9.4%
American Express Credit
1.324%, 06/24/14 (B)	1,500	1,498
American Honda Finance
1.850%, 09/19/14 (A)	1,500	1,525
Caterpillar Financial Services
0.758%, 04/01/14 (B)	850	853
Caterpillar Financial Services MTN
1.900%, 12/17/12	350	353
Citigroup
5.125%, 05/05/14	839	879
1.398%, 04/01/14 (B)	1,250	1,227
Daimler Finance North America LLC
2.300%, 01/09/15 (A)	1,500	1,531
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	531	537
2.250%, 01/10/14 (A)	135	136
General Electric Capital
1.319%, 01/07/14 (B)	420	423
General Electric Capital MTN
2.625%, 12/28/12	2,000	2,032
2.125%, 12/21/12	3,001	3,037
1.390%, 05/09/16 (B)	1,000	985
John Deere Capital MTN
1.875%, 06/17/13	420	426
0.617%, 07/15/13 (B)	655	657
Kimco Realty
6.000%, 11/30/12	734	752
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	202	203
1.000%, 02/02/15	1,300	1,307
NCUA Guaranteed Notes
0.260%, 06/12/13 (B)	530	530
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	1,272	1,288
Toyota Motor Credit MTN
1.375%, 08/12/13	839	849
Ventas Realty
3.125%, 11/30/15	519	534
Volkswagen International Finance
1.078%, 04/01/14 (A)(B)	850	847

		22,409

Food, Beverage & Tobacco — 3.6%
Anheuser-Busch InBev Worldwide
1.016%, 01/27/14 (B)	986	992
0.827%, 07/14/14 (B)	1,200	1,202

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Coca-Cola Enterprises
0.793%, 02/18/14 (B)	$1,049	$1,051
General Mills
5.250%, 08/15/13	776	821
Kraft Foods
1.344%, 07/10/13 (B)	1,500	1,508
PepsiCo
0.800%, 08/25/14	595	599
Philip Morris International
2.500%, 05/16/16	1,000	1,051
SABMiller Holdings
1.850%, 01/15/15 (A)	1,300	1,318

		8,542

Health Care — 2.1%
AmerisourceBergen
5.625%, 09/15/12	1,049	1,069
Aristotle Holding
2.750%, 11/21/14 (A)	1,000	1,028
Express Scripts Holding
5.250%, 06/15/12	650	653
GlaxoSmithKline Capital
4.850%, 05/15/13	357	373
Mount Sinai Hospital
2.210%, 07/01/12	365	365
Quest Diagnostics
1.324%, 03/24/14 (B)	335	338
Sanofi
0.783%, 03/28/14 (B)	1,000	1,005
Thermo Fisher Scientific
2.050%, 02/21/14	274	281

		5,112

Industrials — 0.5%
Boeing
1.875%, 11/20/12	304	306
Danaher
1.300%, 06/23/14	670	681
Textron
6.500%, 06/01/12	210	211

		1,198

Information Technology — 1.0%
eBay
0.875%, 10/15/13	290	292
Hewlett-Packard
0.891%, 05/30/14 (B)	1,000	988
Xerox
1.318%, 05/16/14 (B)	995	990

		2,270

Insurance — 3.2%
Allstate Life Global Funding Trust MTN
5.375%, 04/30/13	900	943
American International Group
4.250%, 09/15/14	650	678
Berkshire Hathaway Finance
0.799%, 01/10/14 (B)	1,049	1,053

6	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MBIA Insurance
14.000%, 01/15/33 (A)(B)	$210	$125
Metropolitan Life Global Funding I
1.219%, 01/10/14 (A)(B)	839	839
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	839	873
Monumental Global Funding III
0.667%, 01/15/14 (A)(B)	378	371
New York Life Global Funding
1.300%, 01/12/15 (A)	750	756
0.728%, 04/04/14 (A)(B)	1,000	999
Prudential Financial MTN
5.100%, 09/20/14	462	499
2.750%, 01/14/13	525	532

		7,668

Investment Banker/Broker Dealer — 3.3%
BlackRock
2.250%, 12/10/12	420	425
Credit Agricole Home Loan
1.216%, 07/21/14 (A)(B)	1,000	981
Goldman Sachs Group
1.527%, 02/07/14 (B)	1,431	1,402
Goldman Sachs Group MTN
6.000%, 05/01/14	239	254
JPMorgan Chase
4.650%, 06/01/14	944	1,005
JPMorgan Chase MTN
1.266%, 01/24/14 (B)	839	843
Morgan Stanley
4.200%, 11/20/14	839	842
2.066%, 01/24/14 (B)	525	508
Morgan Stanley, Ser G MTN
0.769%, 01/09/14 (B)	252	240
UBS
1.875%, 01/23/15 (A)	850	857
1.466%, 01/28/14 (B)	407	404

		7,761

Materials — 0.2%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	376	379

Media — 0.3%
NBCUniversal Media LLC
2.100%, 04/01/14	734	750

Security And Commodity Brokers — 0.6%
Genworth Global Funding Trusts, Ser 2007-B
0.643%, 05/15/12 (B)	504	504
MassMutual Global Funding II
0.856%, 01/14/14 (A)(B)	874	874

		1,378

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sovereign — 0.2%
Republic of Austria MTN
2.000%, 11/15/12 (A)	$468	$471

Telephones & Telecommunication — 0.4%
Verizon Communications
1.250%, 11/03/14	1,000	1,011

Utilities — 0.9%
Commonwealth Edison
1.625%, 01/15/14	382	388
DTE Energy
1.180%, 06/03/13 (B)	430	432
Georgia Power
1.300%, 09/15/13	600	606
Sempra Energy
1.234%, 03/15/14 (B)	800	801

		2,227

Total Corporate Obligations (Cost $83,922) ($ Thousands)		84,150

MORTGAGE-BACKED SECURITIES — 22.2%

Agency Mortgage-Backed Obligations — 13.0%
FHLMC
2.235%, 02/01/30 (B)	185	194
2.227%, 02/01/22 (B)	255	269
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	28	29
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/18	139	141
FHLMC TBA
4.000%, 05/15/41	7,300	7,700
FNMA
6.000%, 01/01/27	259	287
5.000%, 04/01/21 to 03/01/25	4,250	4,621
2.340%, 01/01/29 (B)	25	26
2.311%, 11/01/23 (B)	77	80
2.274%, 11/01/25 (B)	24	25
2.254%, 09/01/24 (B)	141	148
2.251%, 09/01/24 (B)	57	59
2.054%, 05/01/28 (B)	150	158
1.448%, 11/01/21 (B)	34	34
FNMA REMIC, Ser 1993-220, Cl FA
0.850%, 11/25/13 (B)	8	8
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	42	46
FNMA REMIC, Ser 2001-33, Cl FA
0.689%, 07/25/31 (B)	49	50
FNMA REMIC, Ser 2002-64, Cl FG
0.490%, 10/18/32 (B)	35	35
FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	204	205
FNMA TBA
4.500%, 04/30/23	2,700	2,899
4.000%, 05/18/24	900	957

7	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

3.000%, 05/25/26	$8,500	$8,869
NCUA Guaranteed Notes, Ser 2010- R1, Cl 1A
0.691%, 10/07/20 (B)	1,030	1,032
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	70	71
NCUA Guaranteed Notes, Ser 2010- R2, Cl 1A
0.611%, 11/06/17 (B)	257	257
NCUA Guaranteed Notes, Ser 2011- R1, Cl 1A
0.691%, 01/08/20 (B)	218	219
NCUA Guaranteed Notes, Ser 2011- R2, Cl 1A
0.641%, 02/06/20 (B)	348	348
NCUA Guaranteed Notes, Ser 2011- R3, Cl 1A
0.642%, 03/11/20 (B)	1,047	1,049
NCUA Guaranteed Notes, Ser 2011- R4, Cl 1A
0.621%, 03/06/20 (B)	409	409
NCUA Guaranteed Notes, Ser 2011- R6, Cl 1A
0.621%, 05/07/20 (B)	668	669

		30,894

Non-Agency Mortgage-Backed Obligations — 9.2%
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (A)	315	335
Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
1.895%, 05/17/60 (A)(B)	691	694
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.750%, 08/15/29 (A)(B)	22	21
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
2.989%, 02/25/35 (B)	326	298
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.870%, 07/25/35 (B)	555	445
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
2.759%, 09/25/35 (B)	177	150
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.755%, 11/25/35 (B)	66	52
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.710%, 06/25/35 (B)	212	163

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.755%, 08/25/35 (B)	$343	$217
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.778%, 02/25/36 (B)	155	94
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl A2
5.613%, 06/11/50	324	335
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A2
5.330%, 01/12/45	44	44
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.800%, 09/25/34 (B)	105	103
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.939%, 03/25/36 (B)	287	187
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A)(B)	232	240
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.340%, 12/15/20 (A)(B)	297	292
Commercial Mortgage Pass-Through Certificates, Ser 2011-STRT, Cl A
2.555%, 12/10/24 (A)	675	678
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	201	193
Countrywide Home Loans, Ser 2004- 29, Cl 1A1
0.779%, 02/25/35 (B)	39	32
Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.509%, 03/25/35 (B)	63	52
Countrywide Home Loans, Ser 2005- HY10, Cl 3A1A
2.773%, 02/20/36 (B)	284	180
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	58	58
GMAC Mortgage Loan Trust, Ser 2005- AR6, Cl 2A1
3.077%, 11/19/35 (B)	293	214
GS Mortgage Securities II, Ser 2007- EOP, Cl A1
1.103%, 03/06/20 (A)(B)	574	571
GS Mortgage Securities II, Ser 2007- EOP, Cl A3
1.456%, 03/06/20 (A)(B)	734	724
GS Mortgage Securities II, Ser 2007- GG10, Cl A2
5.778%, 08/10/45 (B)	378	385

8	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GS Mortgage Securities II, Ser 2011- GC3, Cl A1
2.331%, 03/10/44 (A)	$806	$824
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
2.792%, 07/25/35 (B)	395	285
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
2.701%, 01/25/36 (B)	486	382
GSR Mortgage Loan Trust, Ser 2007- AR2, Cl 1A1
4.534%, 05/25/47 (B)	375	230
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.999%, 01/25/35 (B)	96	73
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.759%, 04/25/35 (B)	108	89
Impac CMB Trust, Ser 2005-3, Cl A1
0.719%, 08/25/35 (B)	99	65
Impac CMB Trust, Ser 2005-5, Cl A1
0.879%, 08/25/35 (B)	80	57
Impac CMB Trust, Ser 2005-8, Cl 1A
0.499%, 02/25/36 (B)	261	178
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A3A2
4.903%, 10/15/42	1,200	1,202
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A1
1.875%, 02/15/46 (A)	838	844
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	478	479
JPMorgan Mortgage Trust, Ser 2005- A6, Cl 7A1
2.731%, 08/25/35 (B)	221	172
JPMorgan Mortgage Trust, Ser 2007- A3, Cl 1A1
3.223%, 05/25/37 (B)	305	189
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	567	572
Merill Lynch Mortgage Trust, Ser 2004- BPC1, Cl A5
4.855%, 10/12/41 (B)	629	679
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.519%, 02/25/35 (B)	593	536
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.509%, 04/25/35 (B)	112	89
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.610%, 06/25/37 (B)	415	279

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.799%, 01/25/30 (B)	$30	$27
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.699%, 03/25/30 (B)	45	40
Morgan Stanley Capital I, Ser 2004- T13, Cl A4
4.660%, 09/13/45	923	968
Morgan Stanley Capital I, Ser 2006- HQ9, Cl A2
5.618%, 07/12/44	70	70
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	17	17
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.499%, 05/25/35 (B)	83	69
MortgageIT Trust, Ser 2005-3, Cl A1
0.539%, 08/25/35 (B)	291	234
MortgageIT Trust, Ser 2005-4, Cl A1
0.519%, 10/25/35 (B)	381	278
MortgageIT Trust, Ser 2005-5, Cl A1
0.499%, 12/25/35 (B)	358	243
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	180	183
Paragon Mortgages PLC, Ser 2006- 12A, Cl A2C
0.723%, 11/15/38 (A)(B)	129	100
Paragon Mortgages PLC, Ser 2007- 15A, Cl A2C
0.584%, 12/15/39 (A)(B)	309	234
Permanent Master Issuer PLC, Ser 2010-1A, Cl 1A
1.617%, 07/15/42 (A)(B)	403	404
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
3.120%, 11/25/35 (B)	199	142
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.524%, 07/27/37 (B)	321	220
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.510%, 01/20/35 (B)	42	33
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.470%, 02/20/35 (B)	43	37
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.375%, 08/15/39 (B)	159	160
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.477%, 03/25/36 (B)	408	306
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.619%, 01/25/35 (B)	225	198

9	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1,
Cl 2A1
2.614%, 02/25/35 (B)	$187	$165
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4,
Cl 2A2
2.689%, 04/25/35 (B)	156	143
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16,
Cl 3A2
2.639%, 03/25/35 (B)	315	306
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16,
Cl 6A3
2.717%, 10/25/35 (B)	492	463
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5,
Cl 2A1
2.638%, 04/25/36 (B)	281	220
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6,
Cl 2A1
2.668%, 03/25/36 (B)	341	290
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10,
Cl 2A1
2.689%, 07/25/36 (B)	347	236
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12,
Cl 1A1
2.806%, 09/25/36 (B)	270	198
WF-RBS Commercial Mortgage Trust,
Ser 2011-C2, Cl A1
2.558%, 02/15/44 (A)	1,397	1,426
WF-RBS Commercial Mortgage Trust,
Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	539	546

		21,937

Total Mortgage-Backed Securities (Cost $55,195) ($ Thousands)		52,831

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.4%
FHLB
0.400%, 06/19/13	2,500	2,502
0.350%, 06/07/13	1,250	1,251
FHLMC
4.500%, 01/15/13	2,000	2,060
1.625%, 04/15/13	1,888	1,913
1.000%, 08/20/14	4,000	4,056
0.625%, 12/28/12	3,000	3,008
FHLMC MTN
1.375%, 01/09/13	4,000	4,031
FNMA
0.375%, 12/28/12	3,900	3,906

Description	Face Amount ($ Thousands)	Value ($ Thousands)

1.000%, 12/27/12	$2,000	$2,010

Total U.S. Government Agency Obligations (Cost $24,675) ($ Thousands)		24,737

MUNICIPAL BONDS — 2.2%

California — 0.2%
University of California, Build America Bonds, RB
1.988%, 05/15/50 (B)	375	380

Illinois — 0.3%
Illinois State, GO
4.071%, 01/01/14	625	650

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilites and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	434	435

Michigan — 0.3%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (B)	750	756

New Jersey — 0.7%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.474%, 06/15/13 (B)	420	420
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	1,085	1,145

		1,565

New York — 0.2%
City of New York, Ser J, GO
4.300%, 06/01/13	550	573

Virginia — 0.3%
Louisiana State, Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (B)	630	636

West Virginia — 0.0%
West Virginia, Economic Development Authority, Ser A, RB
2.000%, 01/01/41 (B)	175	175

Total Municipal Bonds (Cost $5,126) ($ Thousands)		5,170

CERTIFICATES OF DEPOSIT — 0.9%
Bank of Nova Scotia
0.741%, 11/26/12 (B)	776	777

10	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Canadian Imperial Bank of Commerce
0.731%, 05/04/12	$839	$839
Intesa Sanpaolo
2.375%, 12/21/12	629	620

Total Certificates of Deposit (Cost $2,244) ($ Thousands)		2,236

Total Investments — 108.1% (Cost $259,917)($ Thousands) †		$257,460

The open futures contracts held by the Fund at April 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	8	Jun-2012	$3
U.S. 10-Year Treasury Note	(39)	Jun-2012	(36)

			$(33)

For the period ended April 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $238,118 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2012. The date reported is the final maturity date.

ABS — Asset-Based Security

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

Ltd. — Limited MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2012, the tax basis cost of the Fund’s Investments was $259,917 ($ Thousands), and the unrealized appreciation and depreciation were $1,227 ($ Thousands) and ($3,684) ($ Thousands), respectively

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$88,336	$—	$88,336
Corporate Obligations	—	84,150	—	84,150
Mortgage-Backed Securities	—	52,831	—	52,831
U.S. Government Agency Oligations	—	24,737	—	24,737
Municipal Bonds		5,170	—	5,170
Certificates of Deposit	—	2,236	—	2,236

Total	$—	$257,460	$—	$257,460

Other Financial Instuments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(33)	$—	$—	$(33)

*	Future contracts are valued at the unrealized appreciation/(depreciation).

As of April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Daily Income Trust / Quarterly Report / April 30, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 40 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: June 25, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: June 25, 2012